Income Taxes - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Losses/credit expire date	2024 and 2041
Available temporary differences not recognized	$ 674,218	$ 814,645
Unused federal tax credits available to reduce future income tax	8,980
Unused Non-capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Non-capital losses	439,706
Available to reduce future taxable income for which the benefits have not been recognized	371,146
Available temporary differences not recognized	371,146	569,542
Unused Non-capital Losses | Canada Provincial
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available to reduce future taxable income for which the benefits have not been recognized	$ 172,093
Unused Research and Development Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Losses/credit expire date	2022 to 2041
Available temporary differences not recognized	$ 25,170	$ 84,556
Total amount available of unused R&D expenses	33,283
Unused Research and Development Expenses | Canada Provincial
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total amount available of unused R&D expenses	17,552
Unused Research and Development Expenses | Available to Reduce Future Taxable Income
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	$ 31,570